Trade and other receivables and other current assets - Narrative (Details) - 12 months ended Dec. 31, 2017 € in Millions, $ in Millions	USD ($)	EUR (€)
Trade and other receivables and other current assets
Increase in trade and other receivables		€ 18.3
Phase1 Trial Initiation With Glpg 2851 [Member] | AbbVie
Trade and other receivables and other current assets
Increase in trade and other receivables	$ 10.0	8.4
Phase1 Trial Initiation With Glpg 3221 [Member] | AbbVie
Trade and other receivables and other current assets
Increase in trade and other receivables	10.0	8.6
Cf Collaboration Agreement [Member] | AbbVie
Trade and other receivables and other current assets
Increase in trade and other receivables	$ 20.0	€ 17.0